SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER CURRENT ASSETS (Details)		Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)		Feb. 28, 2025 SGD ($)
Receivables [Abstract]
Deposits		$ 549,405	$ 694,228		$ 6,548
Prepaid expenses*	[1]	4,486,709	5,669,405
Accrued income		928	1,173
Taxes receivable		4,687	5,922		8,792
Balance at end of the year		5,041,729	6,370,728		15,340
Prepaid expenses		$ 365,218	$ 461,489	[1]		[1]

[1]	Prepaid marketing expenses were mainly made to vendors for 23 months of marketing services including investor relations, advising on business plans and corporate development to drive business growth.